Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	PIC	Retained Earnings	Treasury Stock	AOCL	NCI	Adjustment	Adjustment Retained Earnings	Adjusted balance	Adjusted balance PIC	Adjusted balance Retained Earnings	Adjusted balance Treasury Stock	Adjusted balance AOCL	Adjusted balance NCI
Beginning Balance at Dec. 31, 2017	$ 1,197	$ 2,091	$ 854	$ (818)	$ (922)	$ (8)	$ 144	$ 144	$ 1,341	$ 2,091	$ 998	$ (818)	$ (922)	$ (8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of noncontrolling interest	69	69
Share-based compensation	10	10
Tax benefit decrease related to share-based plans	1	1
Common stock issued upon exercise of stock options	2	2
Dividends declared to shareholders	(44)		(44)
Repurchases of common stock	(3)			(3)
Issuance of ESPP shares	3	(1)		4
Issuance of convertible debt and call spread overlay	18	18
Distributions to noncontrolling interests	(3)					(3)
Other noncontrolling interests activity	2					2
Net income	310		281			29
Other comprehensive (loss) income, net of tax	12				12
Ending Balance at Dec. 31, 2018	1,718	2,190	1,235	(817)	(910)	20			1,764	2,190	1,281	(817)	(910)	20
Ending Balance (ASC 606) at Dec. 31, 2018							25	25
Ending Balance (ASC 842) at Dec. 31, 2018							21	21
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	12	12
Tax benefit decrease related to share-based plans	(4)
Common stock issued upon exercise of stock options	5	5
Dividends declared to shareholders	(46)		(46)
Repurchases of common stock	(4)			(4)
Issuance of ESPP shares	3	(1)		4
Investments by noncontrolling interests	1					1
Distributions to noncontrolling interests	(14)					(14)
Net income	209		202			7
Other comprehensive (loss) income, net of tax	(77)				(77)
Ending Balance at Dec. 31, 2019	$ 1,853	2,206	1,437	(817)	(987)	14	$ (3)	$ (3)	$ 1,850	$ 2,206	$ 1,434	$ (817)	$ (987)	$ 14
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Share-based compensation	$ 12	12
Tax benefit decrease related to share-based plans	(4)
Common stock issued upon exercise of stock options	4	4
Dividends declared to shareholders	(57)		(57)
Repurchases of common stock	(51)			(51)
Issuance of ESPP shares	4			4
Distributions to noncontrolling interests	(4)					(4)
Other	(2)					(2)
Net income	(51)		(72)			21
Other comprehensive (loss) income, net of tax	(96)				(96)
Ending Balance at Dec. 31, 2020	$ 1,609	$ 2,222	$ 1,305	$ (864)	$ (1,083)	$ 29